UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-04471

Value Line Aggressive Income Trust.
(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York,NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: January 31

Date of reporting period: October 31,2011

Item 1: Schedule of Investments
A copy of Schedule of Investments for the period ended  10/31/11  is included with this Form.

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)	October 31, 2011

Principal Amount		Value
CORPORATE BONDS & NOTES (90.4%)

	BASIC MATERIALS (2.5%)
$200,000	AK Steel Corp., 7.63%, 5/15/20	$187,000
250,000	FMG Resources Pty Ltd., Senior Notes,
	7.00%, 11/1/15 (1)	250,000
400,000	United States Steel Corp., Senior Notes,
	6.05%, 6/1/17	372,000
		809,000
	COMMUNICATIONS (10.2%)
250,000	Alcatel-Lucent USA, Inc., Senior Notes,
	6.45%, 3/15/29	220,000
400,000	American Tower Corp., Senior Notes,
	7.00%, 10/15/17	465,039
250,000	Cablevision Systems Corp., 7.75%,
	4/15/18	261,250
300,000	Crown Castle International Corp., Senior
	Notes, 9.00%, 1/15/15	327,000
500,000	EchoStar DBS Corp., Senior Notes,
	6.63%, 10/1/14	521,250
350,000	MetroPCS Wireless, Inc., 6.63%,
	11/15/20	329,000
250,000	Nielsen Finance LLC / Nielsen Finance
	Co., 7.75%, 10/15/18	275,625
350,000	Sprint Capital Corp., 8.75%, 3/15/32	290,500
200,000	Wind Acquisition Finance SA, 11.75%,
	7/15/17 (1)	198,000
350,000	Windstream Corp., Senior Notes, 8.13%,
	8/1/13	374,500
		3,262,164
	CONSUMER, CYCLICAL (15.4%)
300,000	ArvinMeritor, Inc., Senior Notes, 8.13%,
	9/15/15	283,500
500,000	Boyd Gaming Corp., Senior Subordinated
	Notes, 6.75%, 4/15/14	475,000
150,000	Chrysler Group LLC / CG Co-Issuer, Inc.,
	Senior Notes, 8.00%, 6/15/19 (1)	138,000
250,000	Cooper Tire & Rubber Co., Senior Notes,
	7.63%, 3/15/27	225,000
300,000	Dana Holding Corp., Senior Notes,
	6.50%, 2/15/19	302,250
500,000	Ford Motor Co., Global Landmark
	Securities, Senior Notes, 7.45%,
	7/16/31	595,000
350,000	Goodyear Tire & Rubber Co. (The),
	8.25%, 8/15/20	374,500
300,000	Hanesbrands, Inc., 6.38%, 12/15/20	303,000
350,000	Lear Corp., 7.88%, 3/15/18	377,125
115,000	Lennar Corp., Senior Notes, 6.50%,
	4/15/16	110,975
200,000	Macy’s Retail Holdings, Inc., 8.13%,
	8/15/35	209,483
300,000	MGM Resorts International, Senior Notes,
	7.50%, 6/1/16	285,000
300,000	PEP Boys-Manny, Moe & Jack, Senior
	Subordinated Notes, 7.50%, 12/15/14	302,250
300,000	Royal Caribbean Cruises Ltd., Senior
	Notes, 7.50%, 10/15/27	290,250
140,000	Scientific Games Corp., Senior Notes,
	8.13%, 9/15/18	142,800

Principal Amount		Value
$294,624	United Air Lines, Inc., 12.75%, 7/15/12	$304,936
200,000	Wynn Las Vegas Ltd., 7.75%, 8/15/20	220,000
		4,939,069
	CONSUMER, NON-CYCLICAL (16.7%)
350,000	Alere, Inc., Senior Notes, 9.00%, 5/15/16	353,500
250,000	Avis Budget Car Rental LLC / Avis
	Budget Finance, Inc., Senior Notes,
	7.75%, 5/15/16	252,500
400,000	Bausch & Lomb, Inc., Senior Notes,
	9.88%, 11/1/15	420,000
300,000	Chiquita Brands International, Inc., Senior
	Notes, 7.50%, 11/1/14	300,750
450,000	Community Health Systems, Inc., Senior
	Notes, 8.88%, 7/15/15	460,687
400,000	Constellation Brands, Inc., Senior Notes,
	7.25%, 5/15/17	440,000
77,000	DaVita, Inc., Senior Notes, 6.63%,
	11/1/20	77,578
300,000	Dean Foods Co., Senior Notes, 7.00%,
	6/1/16	301,500
300,000	Deluxe Corp., 7.00%, 3/15/19 (1)	297,000
250,000	HCA, Inc., Senior Notes, 6.50%, 2/15/16	256,406
400,000	Hertz Corp. (The), Senior Notes, 7.38%,
	1/15/21	411,000
300,000	Humana, Inc., Senior Notes, 6.45%,
	6/1/16	337,665
200,000	Jarden Corp., 6.13%, 11/15/22	204,000
250,000	R.R. Donnelley & Sons Co., Senior Notes,
	7.25%, 5/15/18	243,750
300,000	Reynolds Group Holdings Ltd., 8.50%,
	5/15/18 (1)	290,250
350,000	Tyson Foods, Inc., Senior Notes, 6.60%,
	4/1/16	378,000
250,000	Valeant Pharmaceuticals International,
	6.75%, 8/15/21 (1)	241,250
100,000	Warner Chilcott Co. LLC / Warner
	Chilcott Finance LLC, Senior Notes,
	7.75%, 9/15/18	104,250
		5,370,086
	DIVERSIFIED (1.6%)
500,000	Leucadia National Corp., Senior Notes,
	7.13%, 3/15/17	518,750
	ENERGY (17.1%)
200,000	Arch Coal, Inc., 7.25%, 10/1/20	207,500
166,000	Arch Western Finance LLC, Guaranteed
	Senior Notes, 6.75%, 7/1/13	167,660
400,000	Bill Barrett Corp., Senior Notes, 9.88%,
	7/15/16	442,000
400,000	Cie Generale de Geophysique-Veritas,
	7.75%, 5/15/17	414,500
350,000	Cimarex Energy Co., Senior Notes,
	7.13%, 5/1/17	364,000
400,000	Complete Production Services, Inc.,
	Senior Notes, 8.00%, 12/15/16	416,000
260,000	Covanta Holding Corp., Senior Notes,
	7.25%, 12/1/20	269,786
150,000	Energy Transfer Equity L.P., Senior
	Notes, 7.50%, 10/15/20	162,000
350,000	Forest Oil Corp., 8.50%, 2/15/14	378,000

1

Value Line Aggressive Income Trust

October 31, 2011

Principal Amount		Value
$300,000	Frontier Oil Corp., 8.50%, 9/15/16	$316,500
250,000	Linn Energy LLC / Linn Energy Finance
	Corp., Senior Notes, 7.75%, 2/1/21	266,875
300,000	McMoRan Exploration Co., Senior Notes,
	11.88%, 11/15/14	318,000
400,000	Newfield Exploration Co., Senior Notes,
	6.63%, 9/1/14	404,000
400,000	Peabody Energy Corp., Senior Notes,
	7.38%, 11/1/16	438,000
400,000	Plains Exploration & Production Co.,
	6.63%, 5/1/21	416,000
250,000	SandRidge Energy, Inc., 8.00%, 6/1/18
	(1)	250,000
250,000	SM Energy Co., Senior Notes, 6.63%,
	2/15/19 (1)	252,500
		5,483,321

	FINANCIAL (6.4%)
400,000	Ally Financial, Inc., 8.00%, 3/15/20	412,000
400,000	CIT Group, Inc., 7.00%, 5/1/16	400,500
135,000	Citigroup Capital III, 7.63%, 12/1/36	131,953
300,000	Ford Motor Credit Co. LLC, Senior
	Notes, 8.00%, 12/15/16	346,401
250,000	Icahn Enterprises LP, 8.00%, 1/15/18	254,375
150,000	International Lease Finance Corp., Senior
	Notes, 8.25%, 12/15/20	155,250
250,000	LBG Capital No.1 PLC, 7.88%, 11/1/20
	(1)	202,500
200,000	SLM Corp., Senior Notes, 5.63%, 8/1/33	161,000
		2,063,979

	INDUSTRIAL (13.1%)
350,000	Alliant Techsystems, Inc., Senior
	Subordinated Notes, 6.75%, 4/1/16	358,750
200,000	Anixter, Inc., 5.95%, 3/1/15	198,500
500,000	Ball Corp., 5.75%, 5/15/21	516,250
200,000	BE Aerospace, Inc., Senior Notes, 8.50%,
	7/1/18	218,500
500,000	Briggs & Stratton Corp., 6.88%, 12/15/20	510,000
200,000	Crown Americas LLC / Crown Americas
	Capital Corp. III, Senior Notes, 6.25%,
	2/1/21 (1)	210,000
400,000	General Cable Corp., Senior Notes,
	7.13%, 4/1/17	412,000
500,000	Gulfmark Offshore, Inc., Guaranteed
	Notes, 7.75%, 7/15/14	491,250
200,000	Masco Corp., Senior Notes, 7.13%,
	3/15/20	199,355
400,000	Terex Corp., Senior Subordinated Notes,
	8.00%, 11/15/17	393,000
150,000	TransDigm, Inc., Senior Notes, 7.75%,
	12/15/18	162,750
190,000	Triumph Group, Inc., Senior Notes,
	8.63%, 7/15/18	209,000
400,000	USG Corp., Senior Notes, 6.30%,
	11/15/16	309,000
		4,188,355

	TECHNOLOGY (3.1%)
250,000	Advanced Micro Devices, Inc., Senior
	Notes, 8.13%, 12/15/17	257,500

Principal Amount		Value
$81,000	Broadridge Financial Solutions, Inc.,
	Senior Notes, 6.13%, 6/1/17	$81,279
350,000	First Data Corp., Senior Notes, 9.88%,
	9/24/15	336,000
300,000	Seagate Technology HDD Holdings,
	6.80%, 10/1/16	313,500
		988,279

	UTILITIES (4.3%)
350,000	AES Corp. (The), Senior Notes, 8.00%,
	10/15/17	384,125
300,000	Calpine Corp., Senior Notes, 7.88%,
	1/15/23 (1)	316,500
300,000	NRG Energy, Inc., 8.50%, 6/15/19	313,500
350,000	RRI Energy, Inc., Senior Notes, 7.63%,
	6/15/14	357,000
		1,371,125
	TOTAL CORPORATE BONDS &
	NOTES
	(Cost $27,928,138) (90.4%)	28,994,128
CONVERTIBLE CORPORATE BONDS & NOTES (4.4%)

	BASIC MATERIALS (0.4%)
100,000	Steel Dynamics, Inc., 5.13%,
	6/15/14	106,500
	COMMUNICATIONS (1.0%)
100,000	Anixter International, Inc., Senior
	Notes, 1.00%, 2/15/13	111,375
250,000	Leap Wireless International, Inc.,
	4.50%, 7/15/14	217,500
		328,875
	CONSUMER, NON-CYCLICAL (1.8%)
250,000	Charles River Laboratories
	International, Inc., Senior Notes,
	2.25%, 6/15/13	246,250
250,000	LifePoint Hospitals, Inc., Senior
	Subordinated Debentures, 3.50%,
	5/15/14	257,500
89,000	Omnicare, Inc., 3.25%, 12/15/35	80,879
		584,629
	ENERGY (0.9%)
150,000	Chesapeake Energy Corp., 2.50%,
	5/15/37	148,687
150,000	Helix Energy Solutions Group,
	Inc., 3.25%, 12/15/25	146,625
		295,312
	INDUSTRIAL (0.3%)
100,000	General Cable Corp., Senior Notes
	Convertible, 0.88%, 11/15/13	94,625
	TOTAL CONVERTIBLE
	CORPORATE BONDS &
	NOTES
	(Cost $1,337,983) (4.4%)	1,409,941

2

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)

Shares		Value
CONVERTIBLE PREFERRED STOCKS (0.8%)

	CONSUMER, CYCLICAL (0.2%)
2,000	General Motors Co., Convertible
	Fixed, Series B, 4.75%	$83,120
	ENERGY (0.2%)
1,000	Apache Corp., Convertible Fixed,
	Series D, 6.00%	56,300
	FINANCIAL (0.4%)
2,000	Hartford Financial Services Group,
	Inc. (The), 7.25%	41,920
100	Bank of America Corp., Series L,
	7.25%	85,600
		127,520
	TOTAL CONVERTIBLE
	PREFERRED STOCKS
	(Cost $308,712) (0.8%)	266,940

COMMON STOCKS (0.5%)

	FINANCIALS (0.2%)
3,000	Hospitality Properties Trust	72,090
	UTILITIES (0.3%)
2,000	FirstEnergy Corp.	89,920

	TOTAL COMMON STOCKS
	(Cost $141,751) (0.5%)	162,010
PREFERRED STOCKS (0.3%)

	FINANCIALS (0.3%)
3,000	Health Care REIT, Inc., Series F, 7.63%	77,340

	TOTAL PREFERRED STOCKS
	(Cost $75,000) (0.3%)	77,340
	TOTAL INVESTMENT
	SECURITIES (96.4%)
	(Cost $29,791,584)	30,910,359

CASH AND OTHER ASSETS IN EXCESS OF
LIABILITIES (3.6%)		1,169,177
NET ASSETS (2) (100%)		$32,079,536
NET ASSET VALUE OFFERING AND
REDEMPTION PRICE, PER OUTSTANDING
SHARE
($32,079,536 ÷ 6,634,589 shares outstanding)		$4.84

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)
For federal income tax purposes, the aggregate cost was $29,791,584, aggregate gross unrealized appreciation was $1,659,513, aggregate gross unrealized depreciation was $540,738 and the net unrealized appreciation was $1,118,775.

REIT	Real Estate Investment Trust.

3

The Trust follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Trust’s net assets as of October 31, 2011:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds & Notes	$0	$28,994,128	$0	$28,994,128
Convertible Corporate Bonds & Notes	0	1,409,941	0	1,409,941
Common Stocks	162,010	0	0	162,010
Convertible Preferred Stocks	266,940	0	0	266,940
Preferred Stocks	77,340	0	0	77,340

Total Investments in Securities	$506,290	$30,404,069	$0	$30,910,359

The Trust follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
For the period ended October 31, 2011, there was no significant transfer activity between Level 1 and Level 2.
For the period ended October 31, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	December 21, 2011